Accrued Expense and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll payable	$ 603,069	$ 651,006
Rent payable	15,245	28,119
Other payables	175,001	122,297
Total	$ 793,315	$ 801,422